Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Capital Stock

As of December 31, 2017, 2016 and 2015, the number of each share series representing Coca-Cola FEMSA’s capital stock is comprised as follows:

	Thousands of Shares
Series of shares	2017	2016	2015
“A”	992,078	992,078	992,078
“D”	583,546	583,546	583,546
“L”	525,208	497,298	497,298

	2,100,832	2,072,922	2,072,922

Summary of Changes in Share

The changes in the share are as follows:

	Thousands of Shares
Series of shares	2017	2016	2015
Initial shares	2,072,922	2,072,922	2,072,922
Shares issuance (Note 4.1.1)	27,910	—	—

Final shares	2,100,832	2,072,922	2,072,922

Summary of Dividends Declared and Paid

For the years ended December 31, 2017, 2016 and 2015 the dividends declared and paid per share by the Company are as follows:

Series of shares	2017 (1)		2016		2015
“A”	Ps.	3,323	Ps.	3,323	Ps.	3,065
“D”		1,955		1,955		1,803
“L”		1,713		1,667		1,537

	Ps.	6,991	Ps.	6,945	Ps.	6,405

(1)	At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2017, the shareholders declared a dividend of Ps. 6,991 that was paid in May 3, 2017 and November 1, 2017. Represents a dividend of Ps. 3.35 per each ordinary share.